FINANCE RECEIVABLES (Details 2) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
FINANCE RECEIVABLES
Accounts individually evaluated for impairment	$ 0
Allowance for credit losses:
Balance, beginning of period	29,000,000	25,396,255
Finance receivables charged-off	(37,915,314)	(34,534,153)
Recoveries	3,891,232	3,520,543
Provision	36,424,082	34,617,355	25,565,703
Balance, end of period	31,400,000	29,000,000	25,396,255
Finance receivables, net of allowance
Finance receivables	364,197,688	396,803,008
Allowance for credit losses	(31,400,000)	(29,000,000)	(25,396,255)
Balance net of allowance	332,797,688	367,803,008
Military Loans
Allowance for credit losses:
Balance, beginning of period	27,457,485	22,970,255
Finance receivables charged-off	(35,562,807)	(32,610,926)
Recoveries	3,393,341	3,124,601
Provision	34,769,835	33,973,555
Balance, end of period	30,057,854	27,457,485
Finance receivables, net of allowance
Finance receivables	348,544,188	369,361,165
Allowance for credit losses	(30,057,854)	(27,457,485)
Balance net of allowance	318,486,334	341,903,680
Retail Contracts
Allowance for credit losses:
Balance, beginning of period	1,542,515	2,426,000
Finance receivables charged-off	(2,352,507)	(1,923,227)
Recoveries	497,891	395,942
Provision	1,654,247	643,800
Balance, end of period	1,342,146	1,542,515
Finance receivables, net of allowance
Finance receivables	15,653,500	27,441,843
Allowance for credit losses	(1,342,146)	(1,542,515)
Balance net of allowance	$ 14,311,354	$ 25,899,328